OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 209	€ 198	€ 374	€ 365
Metal price lag	(30)	16	(45)	110
Share based compensation costs	(7)	(5)	(10)	(9)
Depreciation and amortization	(72)	(70)	(144)	(136)
Unrealized losses on derivatives	(20)	(141)	(28)	(84)
Unrealized exchange losses from the remeasurement of monetary assets and liabilities – net	(1)	(2)	0	(1)
Losses on disposal	0	0	(6)	(1)
Income / (loss) from operations	79	(4)	141	244
Finance costs - net	(35)	(32)	(70)	(62)
Income / (loss) before tax	44	(36)	71	182
Income tax (expense) / benefit	(12)	4	(17)	(35)
Net income / (loss)	32	(32)	54	147	€ 308
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	79	95	134	177
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	96	63	169	116
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	39	46	82	83
H&C
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ (5)	€ (6)	€ (11)	€ (11)